                                                                       P I M C O

                                PIMCO COMMERCIAL MORTGAGE SECURITIES TRUST, INC.

                                                                    A CLOSED-END
                                                               FUND SPECIALIZING
                                                                  IN INVESTMENTS
                                                                   IN COMMERCIAL
                                                                 MORTGAGE-BACKED
                                                                      SECURITIES



                                                               DECEMBER 31, 2001
                                                                   ANNUAL REPORT

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Commercial Mortgage Securities Trust, Inc. (the "Fund"). Founded in 1971, PIMCO currently manages over $241 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $320 billion as of December 31, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

LETTER TO OUR SHAREHOLDERS


For the fiscal year ended December 31, 2001, the PIMCO Commercial Mortgage Securities Trust returned 10.69% based on net asset value and a favorable 24.20% return based on its NYSE share price. In comparison, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, returned 8.44% for the same period. Longer-term performance has continued to be strong with the Fund posting an annualized return based on NYSE share price of 8.39% and a return based on net asset value of 12.10% for the five-year period ended December 31, 2001, outperforming the Lehman Index return of 7.43%.

Fixed income securities were among the best performing investments in an otherwise volatile and disappointing year in financial markets. The Federal Reserve supplied a significant boost, easing 11 times for a total of 4.75%. Seeking to revive the flagging U.S. economy and calm the markets after the terrorist attacks on September 11, the central bank drove the nominal federal funds rate to its lowest level in 40 years.

During the fourth quarter, expectations of an imminent recovery and eventual Fed tightening caused bonds to give back some of their gains. The retreat began in November, as a fall in jobless claims suggested that company layoffs were slowing. Resilient consumer confidence, bolstered by sharply lower gasoline prices and a continued boom in mortgage refinancings, added to the optimism.

The U.S. offered the only hope for a revival of global growth amid a synchronized global slowdown. Eurozone economies, especially Germany, veered close to recession as consumer and business confidence remained weak. Japan sank back into recession for the third time in a decade as consumer spending and exports slumped. Weak export markets also exerted a strong drag on emerging economies, particularly in East Asia.

I am pleased to announce that Daniel J. Ivascyn assumed day-to-day responsibility for managing the Fund in October. Scott Mather, who had previously managed the Fund, is now focused exclusively on European-based fixed income asset management for PIMCO. Mr. Ivascyn joined the firm in 1998 and is a PIMCO Vice President, portfolio manager and a member of PIMCO's mortgage team. Dan will be a valued addition to the Fund with his ten years of investment experience and expertise in mortgage-backed securities.

On the following pages you will find specific details as to the Fund's portfolio and total return investment performance in light of economic and financial market activities.

We are optimistic that 2002 will be a successful year for Fund investors. As always, we appreciate the trust you have placed in us, and welcome your questions and comments regarding the Fund and this annual report.

                                   Sincerely,

                                   /s/ Brent R. Harris


                                   Brent R. Harris
                                   Chairman of the Board
                                   January 31, 2002

                                                                               1
                                                                   ANNUAL REPORT
                                                               December 31, 2001

ABOUT THE FUND



Launched in September 1993, PIMCO Commercial Mortgage Securities Trust, Inc. is unique in that it is the only closed-end fund that invests primarily in commercial mortgage-backed securities. Commercial mortgage-backed securities are fixed income instruments representing an interest in mortgage loans on commercial real estate properties, such as office buildings, shopping malls, hotels, apartment buildings, nursing homes, and industrial properties.

The Fund's primary investment objective is to achieve high current income. Pacific Investment Management Company believes that yields on commercial mortgage-backed securities are, and will continue to be for the foreseeable future, higher than yields on corporate debt securities of comparable credit ratings and maturities. Capital gains from the disposition of investments is a secondary objective of the Fund.

Unlike an open-end fund, whose shares are bought and sold at their net asset value ("NAV"), shares of most closed-end funds, including the Fund, are listed on a stock exchange where they trade at market value. Closing market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers each day. The Fund's NYSE trading symbol is "PCM." Comparative NAV and market price information about the Fund is published each Monday in The Wall Street Journal and each Saturday in The New York Times and Barron's in a table titled "Closed-End Funds."

The Fund's Dividend Reinvestment Plan (the "Plan") provides automatic reinvestment of dividend and capital gains distributions in additional shares of the Fund. If your shares are registered in your own name, you are already enrolled in the Plan unless you have elected otherwise. Shareholders whose shares are held in the name of a broker or nominee should contact their broker or nominee to request participation in the Plan. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the record holder of shares.

The Fund issues a quarterly press release summarizing investment performance and portfolio statistics. Should you wish to receive a copy, please call 800-213-3606 to be placed on the Fund's mailing list.

2
ANNUAL REPORT
December 31, 2001

YEAR IN REVIEW

Economic and Market Review

In the first quarter, positive returns from fixed income securities helped anchor diversified portfolios during a period in which every major global stock market finished in negative territory. All bond market sectors gained as investors anticipated more easing by the Federal Reserve to stimulate the economy. Stocks retreated as the correction in the technology sector that began in 2000 spread to other industries.

Investors looking for safety pushed Treasury yields lower during the first quarter, with short and intermediate maturities falling the most. The backdrop for falling interest rates was the ailing U.S. economy. U.S. growth slowed to 1.0% in the final quarter of 2000, the weakest pace in more than five years. This sudden deceleration prompted two 0.50% fed funds rate cuts by the Fed in January to prevent a slowdown from turning into a recession. On March 20, the Fed reduced the fed funds rate an additional 0.50% and suggested that more easing could soon be on the way.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds during the second quarter.

By the end of the fiscal half year, the market began to anticipate that the Fed's current easing cycle, which produced additional rate reductions of 1.25% over the second quarter, was nearing an end. Two-year Treasury yields edged up 0.06% during the quarter, closing at 4.24%. The benchmark 10-year Treasury yield climbed 0.50% and ended the quarter at 5.41%.

--------------------------------------------------------------------------------
Treasury Yield Curves
--------------------------------------------------------------------------------
Yield (%)

                                    [GRAPH]

Treasury           12/31/00     6/30/01      12/31/01
3 Month              5.890       3.651         1.720
6 Month              5.699       3.643         1.790
2 Year               5.091       4.238         3.022
5 Year               4.974       4.949         4.300
10 Year              5.110       5.410         5.049
30 Year              5.456       5.758         5.465

                                                                               3
                                                                   ANNUAL REPORT
                                                               December 31, 2001

--------------------------------------------------------------------------------
Federal Open Market Committee Federal Funds Rate Changes
--------------------------------------------------------------------------------


                                                       [GRAPH]
      Date           Fed Funds Target Rate (%)
     ------
    4-Feb-94                3.25
   22-Mar-94                3.50
   18-Apr-94                3.75
   17-May-94                4.25
    6-Jul-94                4.25
   16-Aug-94                4.75
   27-Sep-94                4.75
   15-Nov-94                5.50
   20-Dec-94                5.50
    1-Feb-95                6.00
   28-Mar-95                6.00
   23-May-95                6.00
    6-Jul-95                5.75
   22-Aug-95                5.75
   26-Sep-95                5.75
   15-Nov-95                5.75
   19-Dec-95                5.50
   31-Jan-96                5.25
   26-Mar-96                5.25
   21-May-96                5.25
    3-Jul-96                5.25
   20-Aug-96                5.25
   24-Sep-96                5.25
   13-Nov-96                5.25
   17-Dec-96                5.25
    5-Feb-97                5.25
   25-Mar-97                5.50
   20-May-97                5.50
    2-Jul-97                5.50
   19-Aug-97                5.50
   30-Sep-97                5.50
   12-Nov-97                5.50
   16-Dec-97                5.50
    4-Feb-98                5.50
   31-Mar-98                5.50
   19-May-98                5.50
   30-Jun-98                5.50
   18-Aug-98                5.50
   29-Sep-98                5.25
   15-Oct-98                5.00
   17-Nov-98                4.75
   22-Dec-98                4.75
    3-Feb-99                4.75
   30-Mar-99                4.75
   18-May-99                4.75
   30-Jun-99                5.00
   24-Aug-99                5.25
    5-Oct-99                5.25
   16-Nov-99                5.50
   21-Dec-99                5.50
    2-Feb-00                5.75
   21-Mar-00                6.00
   16-May-00                6.50
   28-Jun-00                6.50
   22-Aug-00                6.50
    3-Oct-00                6.50
   15-Nov-00                6.50
   19-Dec-00                6.50
    3-Jan-01                6.00
   31-Jan-01                5.50
   20-Mar-01                5.00
   18-Apr-01                4.50
   15-May-01                4.00
   27-Jun-01                3.75
   21-Aug-01                3.50
   17-Sep-01                3.00
    2-Oct-01                2.50
    6-Nov-01                2.00
   11-Dec-01                1.75
   30-Jan-02                1.75

The U.S. economy showed few signs of recovery even before the terrorist attacks against the U.S. on September 11. Major indicators pointed to continued retrenchment by debt-laden businesses and consumers after several years of over-indulgence. Investment spending and profits at U.S. companies were falling; unemployment and layoffs across a wide range of industries were on the rise; consumer confidence, long the bulwark of U.S. growth, fell to an eight-year low as consumers spent just enough to keep the economy from contracting. The attacks made these weaknesses more acute by heightening risk aversion among consumers, businesses and investors. Injections of liquidity by the Fed of 0.75% over the third quarter helped to bolster confidence in financial markets.

Seeking to revive the flagging U.S. economy and calm the jittery markets, the Fed drove the nominal federal funds rate to its lowest level in 40 years, reducing the fed funds rate by 1.25% during the fourth quarter. Expectations of an imminent recovery and eventual Fed tightening caused bonds to give back some of their gains. The retreat began in November, as a fall in jobless claims suggested that company layoffs were slowing. Resilient consumer confidence, bolstered by sharply lower gasoline prices and a continued boom in mortgage refinancings, added to the optimism. Intermediate yields climbed as much as 0.50% and forward markets priced in almost 2.0% of Fed tightening by the end of 2001. The long end of the yield curve held up better, aided by the Treasury's announcement that it would stop selling 30-year bonds.

4
ANNUAL REPORT
December 31, 2001

--------------------------------------------------------------------------------
Movements of Core CPI and Core PPI during the Past 3 1/2 Years
--------------------------------------------------------------------------------

CPI & PPI Y/Y Percent Change (%)

                                    [GRAPH]

      Month          Core CPI           Core PPI
      Jun-98           1.6                -0.7
      Jul-98           1.7                -0.2
      Aug-98           1.7                -0.8
      Sep-98           1.4                -0.9
      Oct-98           1.4                -0.7
      Nov-98           1.5                -0.6
      Dec-98           1.6                 0.0
      Jan-99           1.7                 0.8
      Feb-99           1.7                 0.5
      Mar-99           1.8                 0.8
      Apr-99           2.3                 1.2
      May-99           2.1                 1.4
      Jun-99           2.0                 1.5
      Jul-99           2.1                 1.5
      Aug-99           2.3                 2.3
      Sep-99           2.6                 3.1
      Oct-99           2.6                 2.8
      Nov-99           2.6                 3.1
      Dec-99           2.7                 2.9
      Jan-00           2.7                 2.5
      Feb-00           3.2                 4.0
      Mar-00           3.7                 4.3
      Apr-00           3.0                 3.6
      May-00           3.1                 3.7
      Jun-00           3.7                 4.4
      Jul-00           3.7                 4.3
      Aug-00           3.4                 3.4
      Sep-00           3.5                 3.5
      Oct-00           3.4                 3.7
      Nov-00           3.4                 3.8
      Dec-00           3.4                 3.6
      Jan-01           3.7                 4.8
      Feb-01           3.5                 4.0
      Mar-01           2.9                 3.0
      Apr-01           3.3                 3.7
      May-01           3.6                 3.9
      Jun-01           3.2                 2.6
      Jul-01           2.7                 1.4
      Aug-01           2.7                 2.0
      Sep-01           2.6                 1.6
      Oct-01           2.1                -0.4
      Nov-01           1.9                -1.1
      Dec-01           1.6                -1.8


--------------------------------------------------------------------------------
Movements of GDP during the Past 3 1/2 Years
--------------------------------------------------------------------------------


                                    [GRAPH]

         Month         Annualized Quarterly Percent Change (%)
       Jun-1998                         2.2%
       Sep-1998                         3.8%
       Dec-1998                         5.9%
       Mar-1999                         3.7%
       Jun-1999                         1.9%
       Sep-1999                         5.7%
       Dec-1999                         7.3%
       Mar-2000                         5.5%
       Jun-2000                         1.3%
       Sep-2000                         2.2%
       Dec-2000                         1.4%
       Mar-2001                         1.3%
       Jun-2001                         0.7%
       Sep-2001                        -1.3%
       Dec-2001                         0.2%


Dividends

The Fund maintained an uninterrupted and constant dividend throughout the year, holding the monthly per share rate steady at $0.09375. In addition, a special dividend of $0.223 per share was declared towards the end of the quarter from ordinary income accumulated over the year in excess of the Fund's regular distributions. These dividend payouts, excluding the special dividend, equate to an annualized dividend yield of 7.95% based on the Fund's NYSE share trading price as of December 31, 2001.

                                                                               5
                                                                   ANNUAL REPORT
                                                               December 31, 2001

Performance

For the 12-month period ended December 31, 2001, the Fund delivered a total return investment performance of 10.69% based on net asset value and a 24.20% return based on its NYSE share price. These total returns outperformed the 8.44% return of the Lehman Brothers Aggregate Bond Index over the fiscal period. Fund performance was helped significantly when the S&P and Fitch IBCA, two national rating agencies, upgraded a number of the Fund's holdings.

--------------------------------------------------------------------------------
Growth of $10,000 Net Investment in the Fund
--------------------------------------------------------------------------------

                                 [GRAPH]

                                                            Lehman
                                                           Brothers
                    Net Asset       NYSE Market         Aggregate Bond
        Month         Value            Value                Index
    ============   ===========     =============       ================
     08/31/1993       10,000           10,000               10,000
     09/30/1993        9,993           10,000               10,027
     10/31/1993       10,014           10,484               10,065
     11/30/1993       10,022            9,767                9,979
     12/31/1993       10,043            9,946               10,033
     01/31/1994       10,131            9,672               10,169
     02/28/1994        9,970            9,399                9,992
     03/31/1994        9,898            9,422                9,746
     04/30/1994        9,786            8,955                9,668
     05/31/1994        9,853            9,328                9,667
     06/30/1994        9,802            9,165                9,645
     07/31/1994        9,893            9,260                9,837
     08/31/1994       10,023            9,547                9,849
     09/30/1994        9,916            9,666                9,704
     10/31/1994        9,803            8,983                9,695
     11/30/1994        9,780            8,690                9,674
     12/31/1994        9,882            8,910                9,741
     01/31/1995       10,068            9,285                9,934
     02/28/1995       10,408            9,663               10,170
     03/31/1995       10,516            9,740               10,232
     04/30/1995       10,739           10,124               10,375
     05/31/1995       11,143           10,408               10,777
     06/30/1995       11,246           10,799               10,856
     07/31/1995       11,166           10,668               10,831
     08/31/1995       11,286           10,852               10,962
     09/30/1995       11,407           10,400               11,069
     10/31/1995       11,631           10,802               11,213
     11/30/1995       11,771           10,775               11,381
     12/31/1995       11,989           10,857               11,540
     01/31/1996       12,122           11,378               11,617
     02/29/1996       11,943           11,682               11,415
     03/31/1996       11,797           11,376               11,336
     04/30/1996       11,844           11,179               11,272
     05/31/1996       11,856           11,038               11,249
     06/30/1996       11,931           11,124               11,400
     07/31/1996       12,134           11,714               11,431
     08/31/1996       12,219           11,917               11,412
     09/30/1996       12,379           11,771               11,611
     10/31/1996       12,697           12,154               11,868
     11/30/1996       12,990           12,421               12,072
     12/31/1996       13,003           12,438               11,959
     01/31/1997       12,968           12,771               11,996
     02/28/1997       13,144           12,618               12,026
     03/31/1997       13,099           12,894               11,892
     04/30/1997       13,287           13,048               12,070
     05/31/1997       13,554           13,142               12,185
     06/30/1997       13,695           13,799               12,329
     07/31/1997       14,024           13,956               12,662
     08/31/1997       13,939           14,051               12,554
     09/30/1997       14,193           14,083               12,739
     10/31/1997       14,297           14,051               12,924
     11/30/1997       14,342           14,472               12,983
     12/31/1997       14,468           14,479               13,114
     01/31/1998       14,607           14,644               13,282
     02/28/1998       14,694           15,010               13,272
     03/31/1998       14,740           14,909               13,318
     04/30/1998       14,723           14,943               13,387
     05/31/1998       14,971           14,705               13,514
     06/30/1998       15,265           14,876               13,629
     07/31/1998       15,387           15,324               13,658
     08/31/1998       15,380           15,359               13,880
     09/30/1998       15,559           15,114               14,205
     10/31/1998       15,475           14,939               14,130
     11/30/1998       15,480           15,186               14,210
     12/31/1998       15,528           15,907               14,253
     01/31/1999       15,668           15,943               14,355
     02/28/1999       15,559           15,688               14,104
     03/31/1999       15,712           15,505               14,182
     04/30/1999       15,832           15,542               14,227
     05/31/1999       15,790           15,727               14,103
     06/30/1999       15,654           16,439               14,058
     07/31/1999       15,776           16,100               13,998
     08/31/1999       15,840           15,910               13,991
     09/30/1999       15,808           15,566               14,153
     10/31/1999       15,753           15,681               14,205
     11/30/1999       15,878           14,788               14,204
     12/31/1999       15,907           15,203               14,136
     01/31/2000       15,862           15,084               14,090
     02/29/2000       15,954           15,204               14,260
     03/31/2000       16,159           16,049               14,448
     04/30/2000       16,214           16,170               14,407
     05/31/2000       15,990           15,558               14,400
     06/30/2000       16,482           16,093               14,699
     07/31/2000       16,680           16,383               14,833
     08/31/2000       16,867           16,339               15,048
     09/30/2000       16,898           16,299               15,143
     10/31/2000       17,035           15,535               15,243
     11/30/2000       17,265           16,990               15,492
     12/31/2000       17,578           17,727               15,779
     01/31/2001       17,788           18,194               16,037
     02/28/2001       18,055           18,470               16,177
     03/31/2001       18,337           19,391               16,258
     04/30/2001       18,468           19,368               16,191
     05/31/2001       18,502           19,983               16,289
     06/30/2001       18,663           20,237               16,350
     07/31/2001       18,854           20,537               16,716
     08/31/2001       19,290           20,498               16,907
     09/30/2001       19,614           21,026               17,104
     10/31/2001       19,882           21,692               17,462
     11/30/2001       19,535           21,154               17,221
     12/31/2001       19,456           22,016               17,112

           The line graph depicts the value of a net $10,000 investment made at the Fund's inception on September 2, 1993 and held through December 31, 2001, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. Investment performance assumes the reinvestment of dividends and capital gains distributions, if any. The Fund's NYSE Market Value performance does not reflect the effect of sales loads or broker commissions. The performance data quoted represents past performance. Investment return and share value will fluctuate so that Fund shares, when sold, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Investment Performance for the Periods Ended 12/31/2001
--------------------------------------------------------------------------------

                                    [GRAPH]

                                                                           Since
                                                                       Inception
                                    1 Year   3 Years*    5 Years*        9/2/93*
                                    ------   --------    --------        -------
Fund Net Asset Value                10.69%      7.81%       8.39%        8.31%
Fund NYSE Market Value              24.20%     11.44%      12.10%        9.93%
Lehman Brothers
  Aggregate Bond Index               8.44%      6.28%       7.43%          N/A

* Average annual total return

6
ANNUAL REPORT
December 31, 2001

NYSE share price performance was boosted substantially over the year as the Fund's trading discount to its net asset value reversed, advancing from a discount of (2.31)% to a premium of 10.12%. Over the course of the past 12 months, there has been a general increase in the premium to net asset value as any lingering concerns of inflation diminished.

--------------------------------------------------------------------------------
  Premium/(Discount) to Net Asset Value
--------------------------------------------------------------------------------
  (%)

                                [GRAPH]

                 Date           Premium/(Discount) to Net Asset Value
              31-Dec-98                        0.146%
              07-Jan-99                       -2.273%
              14-Jan-99                       -0.815%
              21-Jan-99                       -1.411%
              28-Jan-99                       -0.981%
              04-Feb-99                       -0.218%
              11-Feb-99                       -0.909%
              18-Feb-99                       -2.059%
              25-Feb-99                       -1.437%
              04-Mar-99                       -2.214%
              11-Mar-99                       -0.808%
              18-Mar-99                       -0.859%
              25-Mar-99                       -0.547%
              01-Apr-99                       -2.645%
              08-Apr-99                       -2.086%
              15-Apr-99                       -3.600%
              22-Apr-99                       -3.600%
              29-Apr-99                       -3.949%
              06-May-99                       -3.882%
              13-May-99                       -3.882%
              20-May-99                       -4.059%
              27-May-99                       -2.242%
              03-Jun-99                       -1.732%
              10-Jun-99                       -0.019%
              17-Jun-99                       -0.187%
              24-Jun-99                        1.048%
              01-Jul-99                        1.351%
              08-Jul-99                        3.546%
              15-Jul-99                       -0.653%
              22-Jul-99                       -1.879%
              29-Jul-99                       -0.771%
              05-Aug-99                        0.151%
              12-Aug-99                       -1.840%
              19-Aug-99                       -1.564%
              26-Aug-99                       -1.612%
              02-Sep-99                       -1.541%
              09-Sep-99                       -0.967%
              16-Sep-99                       -2.211%
              23-Sep-99                       -3.846%
              30-Sep-99                       -3.919%
              07-Oct-99                       -5.606%
              16-Oct-99                       -6.560%
              21-Oct-99                       -7.654%
              28-Oct-99                       -3.698%
              04-Nov-99                       -5.940%
              11-Nov-99                       -5.130%
              18-Nov-99                       -6.011%
              24-Nov-99                       -8.804%
              02-Dec-99                       -9.266%
              09-Dec-99                      -11.538%
              16-Dec-99                      -11.194%
              23-Dec-99                      -12.019%
              30-Dec-99                       -7.764%
              06-Jan-00                       -6.128%
              13-Jan-00                       -4.859%
              20-Jan-00                       -6.811%
              27-Jan-00                       -7.025%
              03-Feb-00                       -7.643%
              10-Feb-00                       -4.976%
              17-Feb-00                       -1.779%
              24-Feb-00                       -6.396%
              02-Mar-00                       -8.691%
              09-Mar-00                       -8.477%
              16-Mar-00                       -8.489%
              23-Mar-00                       -7.461%
              30-Mar-00                       -5.670%
              06-Apr-00                       -7.336%
              13-Apr-00                       -5.789%
              20-Apr-00                       -4.817%
              27-Apr-00                       -5.882%
              04-May-00                       -6.473%
              11-May-00                       -9.154%
              18-May-00                       -6.150%
              22-May-00                       -6.026%
              01-Jun-00                       -5.903%
              08-Jun-00                      -13.099%
              15-Jun-00                       -5.199%
              22-Jun-00                       -3.884%
              29-Jun-00                       -4.072%
              30-Jun-00                       -5.125%
              06-Jul-00                       -5.303%
              13-Jul-00                       -1.827%
              20-Jul-00                       -3.210%
              27-Jul-00                       -5.008%
              03-Aug-00                       -4.817%
              10-Aug-00                       -6.226%
              17-Aug-00                       -4.514%
              24-Aug-00                       -4.776%
              31-Aug-00                       -5.935%
              07-Sep-00                       -5.596%
              14-Sep-00                       -0.519%
              21-Sep-00                       -5.039%
              28-Sep-00                       -5.905%
              05-Oct-00                       -6.687%
              12-Oct-00                       -5.789%
              19-Oct-00                       -4.965%
              26-Dec-00                       -0.442%
              02-Nov-00                       -2.005%
              09-Nov-00                       -3.017%
              16-Nov-00                       -4.222%
              24-Nov-00                       -6.371%
              30-Nov-00                       -0.596%
              07-Dec-00                       -6.946%
              14-Dec-00                       -3.806%
              21-Dec-00                       -4.464%
              28-Dec-00                       -3.561%
              29-Dec-00                       -2.313%
              04-Jan-01                       -1.811%
              11-Jan-01                       -3.213%
              18-Jan-01                       -0.477%
              25-Jan-01                       -1.923%
              01-Feb-01                        0.077%
              08-Feb-01                       -1.381%
              15-Feb-01                       -1.227%
              22-Feb-01                       -1.374%
              01-Mar-01                       -1.152%
              08-Mar-01                        0.923%
              15-Mar-01                       -1.825%
              22-Mar-01                        0.076%
              29-Mar-01                        2.058%
              05-Apr-01                        0.605%
              12-Apr-01                        1.818%
              19-Apr-01                       -0.076%
              26-Apr-01                        1.068%
              03-May-01                        1.291%
              10-May-01                        1.444%
              17-May-01                        3.354%
              24-May-01                        3.270%
              31-May-01                        4.671%
              07-Jun-01                        4.784%
              14-Jun-01                        5.403%
              21-Jun-01                        4.635%
              28-Jun-01                        5.042%
              05-Jul-01                        4.071%
              12-Jul-01                        2.147%
              19-Jul-01                        1.288%
              26-Jul-01                        4.545%
              02-Aug-01                        5.064%
              09-Aug-01                        4.755%
              16-Aug-01                        5.714%
              23-Aug-01                        6.067%
              30-Aug-01                        4.354%
              06-Sep-01                        2.919%
              17-Sep-01                        0.661%
              20-Sep-01                       -0.148%
              27-Sep-01                        3.420%
              04-Oct-01                        3.466%
              11-Oct-01                        3.638%
              18-Oct-01                        2.583%
              15-Oct-01                        2.790%
              18-Nov-01                        4.262%
              15-Nov-01                        5.000%
              23-Nov-01                        3.679%
              29-Nov-01                        5.980%
              06-Dec-01                        6.975%
              13-Dec-01                        5.998%
              20-Dec-01                        6.540%
              27-Dec-01                        8.730%
              31-Dec-01                       10.120%

CMBS Issuance

CMBS issuance during 2001 totaled $74.3 billion, representing a 21.8% increase from the previous year-end total of $61.0 billion. This was the first significant increase in CMBS issuance since 1998, when $80.0 billion in new CMBS was issued. This jump in new issuance was directly attributable to a growth in commercial-mortgage originations. The expectation of lower interest rates acted as a catalyst for many borrowers to refinance or increase new issuance. This upsurge in new issuance represents a reversal of a two-year trend that that started in 1999, when issuance of new CMBS securities was limited by rising interest rates.

--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Issuance
(dollars in billions)
--------------------------------------------------------------------------------
Year                       CMBS Issuance
1990                            5.6
1991                            8.6
1992                           14.4
1993                           17.4
1994                           20.1
1995                           18.8
1996                           30.2
1997                           44.0
1998                           80.0
1999                           66.0
2000                           61.0
2001                           74.3


                                                                               7
                                                                   ANNUAL REPORT
                                                               December 31, 2001

Credit Spreads

Mortgages lagged Treasuries on a duration-adjusted basis during the first quarter in an environment of Fed easing and a slowing economy. Rising pre-payments after a fall in mortgage rates created price pressure that was not completely offset by mortgages' relatively high yields. Yield spreads between CMBS and 10-year Treasuries increased slightly over the first quarter with spreads on AAA-rated CMBS increasing 0.06% and spreads on A-rated CMBS up by 0.03%. While short maturity Treasuries performed relatively well, the Treasury sector overall did not keep pace with investment-grade corporates and mortgages for the second quarter. Mortgages gained, especially higher coupon issues, as rising long-term rates mitigated concern about prepayment risk. Yield spreads between CMBS and 10-year Treasuries decreased over the second quarter with spreads on both AAA-rated and A-rated CMBS falling 0.20% and 0.41%, respectively.

--------------------------------------------------------------------------------
Comparative Changes in Yield Spreads Over 10-Year Treasuries*
--------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities and Corporate Bonds
Excess Yield over U.S. Treasuries*

                                    [GRAPH]

Rating                    12/31/1996   3/31/1997   6/30/1997   9/30/1997    12/31/1997    3/31/1998    6/30/1998
AAA - Rated(CMBS)                 70          65          63          63            78           80           85
A - Rated(CMBS)                   95          85          75          78           105          105          110
AAA - Rated(Corporates)           35          39          35          35            47           55           56
A - Rated(Corporates)             55          57          48          58            57           80           84


                           9/30/1998  12/31/1998   3/31/1999   6/30/1999     9/30/1999   12/31/1999    3/31/2000
AAA - Rated(CMBS)                145         136         122         123           142          120          164
A - Rated(CMBS)                  190         186         150         158           190          160          195
AAA - Rated(Corporates)           65          62          68          85            78           67          115
A - Rated(Corporates)            119         107          99         123           119          115          153


                           6/30/2000   9/30/2000  12/31/2000   3/31/2001     6/30/2001    9/30/2001   12/31/2001
AAA - Rated(CMBS)                163         151         146         152           132          127          125
A - Rated(CMBS)                  196         181         183         186           165          171          166
AAA - Rated(Corporates)          109         122         117          90            89          104           90
A - Rated(Corporates)            149         171         163         142           132          156          135


        *7 to 10 year U.S. Treasury Bonds as of December 31, 2001


High quality assets such as Treasuries and mortgages outperformed other fixed income securities, as well as stocks, over the third quarter as investors sought safety amid market turmoil. Short and intermediate maturities fared especially well as yield curves steepened worldwide. Yield spreads between CMBS and 10-year Treasuries were mixed over the third quarter with spreads on AAA-rated CMBS decreasing 0.05% and spreads on A-rated CMBS up by 0.06%. Non-investment grade corporates led the bond markets during a difficult fourth quarter. Mortgages continued to offer attractive yield premiums but the sector modestly lagged Treasuries on a duration-adjusted basis for the quarter and the year. Heightened market volatility detracted from mortgage returns relative to like-duration Treasuries. Yield spreads between CMBS and 10-year Treasuries decreased over the fourth quarter with spreads on AAA-rated and A-rated CMBS falling 0.02% and 0.05%, respectively.

8
ANNUAL REPORT
December 31, 2001

Quality Ratings

Throughout the 12-month period, the portfolio's average quality has continued to revolve around a BBB+ rating. Every portfolio holding is regularly scrutinized and evaluated in an effort to assure that each security retains healthy characteristics and that each remains a viable holding in relation to the portfolio. We also focus our security selection process on the potential that a particular bond may be upgraded in the future. As highlighted below, this strategy was rewarded over the course of the 12-month period.

--------------------------------------------------------------------------------
Upgraded Securities during the Past 12 Months
--------------------------------------------------------------------------------

                                                                 New      Prior         Rating    % of Net
Security Description                                          Rating     Rating        Service      Assets
-----------------------------------------------------------------------------------------------------------

Aetna Commercial Trust
     7.100% due 12/26/2030                                       AAA          A            S&P        0.5%

Blackrock Capital Financial
     7.341% due 10/25/2026                                      BBB+        BB+          FITCH        1.5%

CBA Mortgage Corp.
     6.670% due 12/25/2003                                       AAA        AA+          FITCH        0.2%

Commercial Mortgage Acceptance Corp.
     6.934% due 11/15/2009                                      BBB+        BBB          S & P        1.0%

Donaldson, Lufkin & Jenrette, Inc.
     7.350% due 12/18/2003                                        AA         A-          FITCH        2.1%

First Boston Mortgage Securities Corp.
     7.348% due 09/25/2006                                        AA         A+          FITCH        0.7%

First Chicago Lennar Trust
     8.090% due 04/29/2006                                      BBB+        BBB          FITCH        3.6%

J.P. Morgan Commercial Mortgage Finance Corp.
     8.537% due 11/25/2027                                       BB+         BB          FITCH        1.5%

Merrill Lynch Mortgage Investors, Inc.
     9.394% due 11/25/2020                                       AAA         AA          FITCH        1.4%

Nomura Asset Securities Corp.
     10.436% due 09/11/2019                                    AAA/A   AA+/BBB+      FITCH/S&P        2.3%

Prudential Securities Secured Financing Corp.
     7.610% due 12/26/2022                                   A+/BBB+   BBB+/BBB      FITCH/S&P        0.7%

Resolution Trust Corp.
     6.900% due 02/25/2027                                        AA        BB+          FITCH        0.8%
     7.000% due 05/25/2027                                       AAA         BB          FITCH        0.5%

Salomon Brothers Mortgage Securities VII
     7.500% due 05/25/2026                                       AA+          A          FITCH        0.2%

Structured Asset Securities Corp.
     7.750% due 02/25/2028                                   AAA/AAA     AA/AA+      S&P/FITCH        2.8%
     7.050% due 11/25/2007                                      BBB+        BBB          FITCH        4.2%
                                                                                                     ----
                                                                                                     24.0%

                                                                               9
                                                                   ANNUAL REPORT
                                                               December 31, 2001

--------------------------------------------------------------------------------
Portfolio Composition
By Quality Rating*
--------------------------------------------------------------------------------

                                    [GRAPH]

                         A                        8.5%
                         AA                       6.8%
                         AAA                     21.2%
                         B                        6.5%
                         BB                      22.7%
                         BBB                     34.3%
                                                100.0%


*As rated by Standard & Poor's or the equivalent by Moody's or Fitch IBCA

Sector Allocations

The Fund features its greatest sector concentrations in multi-class and multi-family CMBS. Multi-class CMBS provides diversification benefits and multi-family CMBS is selected due to the traditional and stable nature of the property type. Over the past several years, real estate fundamentals have remained solid with all sectors performing relatively well. We do not see any major change in the near term, however, we will continue to monitor the portfolio with regards to changes in the real estate market and make adjustments when appropriate.

--------------------------------------------------------------------------------
Portfolio Composition
By Commercial Mortgage Type
--------------------------------------------------------------------------------
                                    [GRAPH]

                         Multi-Class*            36.9%
                         Multi-Family            24.2%
                         Asset-Backed Securities 13.5%
                         Hospitality             12.0%
                         Healthcare               8.1%
                         Retail                   1.2%
                         Industrials              0.7%
                         Utilities                0.5%
                         Other                    2.9%

*A mix of all type of commercial properties


Market Outlook

The global economy will continue to rely on the U.S. as the main engine of growth in 2002. We expect the U.S. economy to rebound from its current recession and then settle lower, producing average growth of a modest 2% to 2.5%. In Europe, where the economic downturn has been milder, recovery will be more tepid, averaging about 1%. Japan will see more contraction in growth and continued deflation. Tame inflation and modest growth will result in a more range-bound interest rate environment.


10
ANNUAL REPORT
December 31, 2001

In the U.S., business and consumer risk taking, depressed by uncertainty after the terrorist attacks and the bursting of New Economy investment and consumption bubbles, will begin to revive and lead the upturn. Risk appetites will recover because of more abundant liquidity due to Fed easing; more stimulative fiscal policy; increased consumer income due to lower mortgage rates and sharply lower gasoline prices; and because there is room for corporate profits to improve in light of the deceleration of inventory de-stocking and favorable trends in the (prices received)/(prices paid) ratio.

However, investors banking on a return to the exuberant growth of the late 1990s will be disappointed. Business investment growth (other than inventory restocking), a major driver of New Economy growth, will not contribute to recovery this time. Stuck with excess capacity, corporations will continue to limit capital expenditures.

--------------------------------------------------------------------------------
30 Year and 3 Month Treasury Yields
--------------------------------------------------------------------------------

                                    [GRAPH]
          Month    3 Month Treasury Bill   30 Year Treasury
         Sep-1980       10.321                  11.340
         Oct-1980       11.580                  11.590
         Nov-1980       13.888                  12.370
         Dec-1980       15.661                  11.980
         Jan-1981       14.724                  12.280
         Feb-1981       14.905                  12.970
         Mar-1981       13.478                  12.650
         Apr-1981       13.635                  13.650
         May-1981       16.295                  13.060
         Jun-1981       14.557                  13.300
         Jul-1981       14.699                  13.960
         Aug-1981       15.612                  14.780
         Sep-1981       14.951                  15.190
         Oct-1981       13.873                  14.360
         Nov-1981       11.269                  12.910
         Dec-1981       10.926                  13.650
         Jan-1982       12.412                  13.910
         Feb-1982       13.780                  13.830
         Mar-1982       12.493                  13.680
         Apr-1982       12.821                  13.390
         May-1982       12.148                  13.390
         Jun-1982       12.108                  13.910
         Jul-1982       11.914                  13.420
         Aug-1982        9.006                  12.500
         Sep-1982        8.196                  11.790
         Oct-1982        7.750                  11.010
         Nov-1982        8.042                  10.700
         Dec-1982        8.013                  10.430
         Jan-1983        7.810                  10.990
         Feb-1983        8.130                  10.510
         Mar-1983        8.304                  10.690
         Apr-1983        8.252                  10.380
         May-1983        8.185                  10.960
         Jun-1983        8.820                  10.980
         Jul-1983        9.120                  11.820
         Aug-1983        9.390                  11.930
         Sep-1983        9.050                  11.410
         Oct-1983        8.710                  11.790
         Nov-1983        8.710                  11.640
         Dec-1983        8.960                  11.870
         Jan-1984        8.930                  11.750
         Feb-1984        9.030                  12.170
         Mar-1984        9.440                  12.480
         Apr-1984        9.690                  12.840
         May-1984        9.900                  13.740
         Jun-1984        9.940                  13.640
         Jul-1984       10.130                  12.770
         Aug-1984       10.490                  12.510
         Sep-1984       10.410                  12.250
         Oct-1984        9.970                  11.560
         Nov-1984        8.790                  11.530
         Dec-1984        8.160                  11.530
         Jan-1985        7.760                  11.210
         Feb-1985        8.220                  11.880
         Mar-1985        8.570                  11.640
         Apr-1985        8.000                  11.460
         May-1985        7.560                  10.560
         Jun-1985        7.010                  10.440
         Jul-1985        7.050                  10.660
         Aug-1985        7.180                  10.470
         Sep-1985        7.080                  10.560
         Oct-1985        7.170                  10.250
         Nov-1985        7.200                   9.840
         Dec-1985        7.070                   9.270
         Jan-1986        7.040                   9.320
         Feb-1986        7.030                   8.280
         Mar-1986        6.590                   7.440
         Apr-1986        6.060                   7.450
         May-1986        6.120                   7.750
         Jun-1986        6.210                   7.230
         Jul-1986        5.840                   7.420
         Aug-1986        5.570                   7.200
         Sep-1986        5.190                   7.590
         Oct-1986        5.180                   7.610
         Nov-1986        5.350                   7.400
         Dec-1986        5.490                   7.490
         Jan-1987        5.450                   7.470
         Feb-1987        5.590                   7.460
         Mar-1987        5.560                   7.910
         Apr-1987        5.760                   8.440
         May-1987        5.750                   8.640
         Jun-1987        5.690                   8.490
         Jul-1987        5.780                   8.900
         Aug-1987        6.000                   9.150
         Sep-1987        6.320                   9.740
         Oct-1987        6.400                   9.030
         Nov-1987        5.810                   9.100
         Dec-1987        5.800                   8.980
         Jan-1988        5.900                   8.420
         Feb-1988        5.690                   8.340
         Mar-1988        5.690                   8.760
         Apr-1988        5.920                   9.100
         May-1988        6.270                   9.240
         Jun-1988        6.500                   8.910
         Jul-1988        6.730                   9.210
         Aug-1988        7.020                   9.300
         Sep-1988        7.230                   9.050
         Oct-1988        7.340                   8.740
         Nov-1988        7.680                   9.070
         Dec-1988        8.090                   8.990
         Jan-1989        8.290                   8.820
         Feb-1989        8.480                   9.110
         Mar-1989        8.830                   9.090
         Apr-1989        8.700                   8.930
         May-1989        8.400                   8.600
         Jun-1989        8.220                   8.040
         Jul-1989        7.920                   7.920
         Aug-1989        7.910                   8.200
         Sep-1989        7.720                   8.240
         Oct-1989        7.590                   7.910
         Nov-1989        7.650                   7.890
         Dec-1989        7.640                   7.980
         Jan-1990        7.640                   8.450
         Feb-1990        7.760                   8.540
         Mar-1990        7.870                   8.630
         Apr-1990        7.780                   8.990
         May-1990        7.780                   8.580
         Jun-1990        7.740                   8.400
         Jul-1990        7.660                   8.410
         Aug-1990        7.440                   8.980
         Sep-1990        7.380                   8.950
         Oct-1990        7.190                   8.760
         Nov-1990        7.070                   8.490
         Dec-1990        6.810                   8.250
         Jan-1991        6.300                   8.200
         Feb-1991        5.950                   8.200
         Mar-1991        5.910                   8.250
         Apr-1991        5.670                   8.180
         May-1991        5.510                   8.270
         Jun-1991        5.600                   8.410
         Jul-1991        5.580                   8.340
         Aug-1991        5.390                   8.060
         Sep-1991        5.250                   7.810
         Oct-1991        5.030                   7.910
         Nov-1991        4.600                   7.940
         Dec-1991        4.120                   7.400
         Jan-1992        3.800                   7.760
         Feb-1992        3.840                   7.790
         Mar-1992        4.040                   7.960
         Apr-1992        3.750                   8.040
         May-1992        3.630                   7.840
         Jun-1992        3.660                   7.780
         Jul-1992        3.210                   7.460
         Aug-1992        3.130                   7.410
         Sep-1992        2.910                   7.380
         Oct-1992        2.860                   7.630
         Nov-1992        3.130                   7.600
         Dec-1992        3.220                   7.400
         Jan-1993        3.060                   7.200
         Feb-1993        2.930                   6.900
         Mar-1993        2.950                   6.930
         Apr-1993        2.870                   6.930
         May-1993        2.960                   6.980
         Jun-1993        3.070                   6.670
         Jul-1993        3.040                   6.560
         Aug-1993        3.020                   6.090
         Sep-1993        2.950                   6.030
         Oct-1993        3.020                   5.970
         Nov-1993        3.100                   6.300
         Dec-1993        3.060                   6.350
         Jan-1994        2.980                   6.240
         Feb-1994        3.250                   6.660
         Mar-1994        3.500                   7.090
         Apr-1994        3.680                   7.310
         May-1994        4.140                   7.430
         Jun-1994        4.140                   7.610
         Jul-1994        4.330                   7.400
         Aug-1994        4.480                   7.450
         Sep-1994        4.760                   7.820
         Oct-1994        4.950                   7.970
         Nov-1994        5.290                   8.000
         Dec-1994        5.600                   7.880
         Jan-1995        5.710                   7.700
         Feb-1995        5.770                   7.440
         Mar-1995        5.730                   7.430
         Apr-1995        5.650                   7.340
         May-1995        5.670                   6.650
         Jun-1995        5.470                   6.620
         Jul-1995        5.420                   6.850
         Aug-1995        5.400                   6.650
         Sep-1995        5.280                   6.500
         Oct-1995        5.490                   6.330
         Nov-1995        5.470                   6.130
         Dec-1995        5.080                   5.950
         Jan-1996        5.050                   6.030
         Feb-1996        5.030                   6.470
         Mar-1996        5.140                   6.670
         Apr-1996        5.150                   6.910
         May-1996        5.180                   6.990
         Jun-1996        5.160                   6.870
         Jul-1996        5.310                   6.970
         Aug-1996        5.280                   7.120
         Sep-1996        5.030                   6.920
         Oct-1996        5.150                   6.640
         Nov-1996        5.130                   6.350
         Dec-1996        5.170                   6.640
         Jan-1997        5.150                   6.790
         Feb-1997        5.220                   6.800
         Mar-1997        5.320                   7.100
         Apr-1997        5.230                   7.140
         May-1997        4.940                   6.910
         Jun-1997        5.170                   6.740
         Jul-1997        5.230                   6.450
         Aug-1997        5.220                   6.610
         Sep-1997        5.100                   6.400
         Oct-1997        5.200                   6.150
         Nov-1997        5.200                   6.050
         Dec-1997        5.350                   5.920
         Jan-1998        5.183                   5.805
         Feb-1998        5.308                   5.919
         Mar-1998        5.125                   5.932
         Apr-1998        4.978                   5.951
         May-1998        5.007                   5.803
         Jun-1998        5.093                   5.626
         Jul-1998        5.080                   5.714
         Aug-1998        4.830                   5.256
         Sep-1998        4.356                   4.965
         Oct-1998        4.323                   5.150
         Nov-1998        4.488                   5.072
         Dec-1998        4.457                   5.092
         Jan-1999        4.457                   5.091
         Feb-1999        4.664                   5.575
         Mar-1999        4.470                   5.621
         Apr-1999        4.530                   5.661
         May-1999        5.007                   5.803
         Jun-1999        4.763                   5.969
         Jul-1999        4.740                   6.103
         Aug-1999        4.961                   6.067
         Sep-1999        4.846                   6.053
         Oct-1999        5.083                   6.161
         Nov-1999        5.295                   6.289
         Dec-1999        5.312                   6.479
         Jan-2000        5.687                   6.492
         Feb-2000        5.776                   6.146
         Mar-2000        5.886                   5.837
         Apr-2000        5.813                   5.963
         May-2000        5.613                   6.013
         Jun-2000        5.860                   5.896
         Jul-2000        6.214                   5.780
         Aug-2000        6.301                   5.667
         Sep-2000        6.204                   5.883
         Oct-2000        6.384                   5.787
         Nov-2000        6.197                   5.607
         Dec-2000        5.890                   5.456
         Jan-2001        4.989                   5.500
         Feb-2001        4.854                   5.313
         Mar-2001        4.281                   5.443
         Apr-2001        3.878                   5.787
         May-2001        3.611                   5.752
         Jun-2001        3.651                   5.758
         Jul-2001        3.519                   5.520
         Aug-2001        3.362                   5.367
         Sep-2001        2.365                   5.419
         Oct-2001        2.007                   4.873
         Nov-2001        1.720                   5.285
         Dec-2001        1.720                   5.465


                                                                              11
                                                                   ANNUAL REPORT
                                                               December 31, 2001

FINANCIAL HIGHLIGHTS


                                                          For the        For the         For the         For the        For the
                                                         year ended     year ended      year ended      year ended    year ended
                                                         December 31,   December 31,    December 31,   December 31,   December 31,
Selected Per Share Data:                                   2001             2000           1999            1998           1997
Net asset value, beginning of period                     $     12.86    $     12.89    $     13.74    $     13.97    $     13.71
  Net investment income                                         1.28           1.39           1.08           1.24           1.20
  Net realized and unrealized gain (loss) on investments        0.06          (0.10)         (0.75)         (0.25)          0.29
Total from investment operations                                1.34           1.29           0.33           0.99           1.49
Less dividends from net investment income                      (1.35)         (1.32)         (1.18)         (1.22)         (1.23)
Net asset value, end of period                           $     12.85    $     12.86    $     12.89    $     13.74    $     13.97
                                                         -----------    -----------    -----------    -----------    -----------
Per share market value, end of period                    $     14.15    $     12.56    $     12.00    $     13.75    $     13.69
                                                         -----------    -----------    -----------    -----------    -----------
Total investment return
  Per share market value (a)                                   24.20%         16.60%         (4.42)%         9.86%         16.40%
  Per share net asset value (b)                                10.69%         10.50%          2.44%          7.33%         11.27%
Ratios to average net assets
  Operating expenses (excluding interest expense)               1.12%          1.01%          1.01%          0.99%          0.97%
  Total operating expenses                                      3.28%          4.15%          3.16%          3.61%          3.69%
  Net investment income                                         9.67%         10.79%          7.97%          8.81%          8.63%
Supplemental data
  Net assets, end of period (amounts in thousands)       $   141,746    $   141,581    $   141,860    $   151,222    $   153,803
  Amount of borrowings outstanding, end of period
    (in thousands)                                       $    63,448    $    72,034    $    52,233    $    59,990    $    74,688
  Portfolio turnover rate                                      59.90%        104.73%          1.86%          7.92%          8.74%

(a) Total investment return on market value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in market price per share. Total investment returns exclude the effects of sales loads.
(b) Total investment return on net asset value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.

12
ANNUAL REPORT
December 31, 2001 See accompanying notes

STATEMENT OF ASSETS AND LIABILITIES


                                                               December 31, 2001
Amounts in thousands, except share and per share amounts
Assets:
Investments in securities, at market value
(Identified cost: $211,642)                                            $ 206,636
Cash                                                                           0
Interest receivable                                                        2,098
Paydown receivable                                                           356
Receivable for investments sold                                                1
Other assets                                                                   4
--------------------------------------------------------------------------------
Total assets                                                           $ 209,095
--------------------------------------------------------------------------------

Liabilities:
Reverse repurchase agreements                                          $  63,448
Payable for investments purchased                                             58
Dividends payable                                                          3,494
Accrued investment manager's fee                                             265
Accrued administrator's fee                                                   36
Other liabilities                                                             48
--------------------------------------------------------------------------------
Total liabilities                                                      $  67,349
--------------------------------------------------------------------------------

Net assets applicable to outstanding stock                             $ 141,746
--------------------------------------------------------------------------------
Net Assets consist of:
Capital stock - authorized 300 million shares,
   $.001 par value; outstanding 11,030,481 shares                      $      11
Additional paid-in capital                                               152,550
Overdistributed net investment income                                        134
Accumulated net realized (loss) from investments                          (5,942)
Net unrealized (depreciation) of investments                              (5,007)
--------------------------------------------------------------------------------
                                                                       $ 141,746
--------------------------------------------------------------------------------
Net asset value per share outstanding                                  $   12.85
--------------------------------------------------------------------------------



STATEMENT OF OPERATIONS

                                                              For the year ended
Amounts in thousands                                           December 31, 2001

Interest income                                                        $  18,767
Other income                                                                  79
--------------------------------------------------------------------------------
   Total income                                                        $  18,846
--------------------------------------------------------------------------------
Expenses:
Interest expense                                                           3,143
Investment manager fee                                                     1,067
Administration fee                                                           147
Printing expense                                                             133
Custodian and portfolio accounting fee                                        89
Directors' fee                                                                60
Proxy expense                                                                 15
Legal fee                                                                     35
Audit fee                                                                     39
Other expenses                                                                44
--------------------------------------------------------------------------------
   Total expenses                                                          4,772
--------------------------------------------------------------------------------

Net investment income                                                  $  14,074
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss):
Net realized (loss) on investments                                           (34)
Unrealized appreciation on investments                                       701
--------------------------------------------------------------------------------
   Net gain on investments                                             $     667
--------------------------------------------------------------------------------
Net increase in assets resulting from operations                       $  14,741
--------------------------------------------------------------------------------

                                                                              13
                                                                   ANNUAL REPORT
                                        See accompanying notes December 31, 2001

STATEMENT OF CHANGES IN NET ASSETS


Amounts in thousands, except per share amounts          For the year ended       For the year ended
                                                         December 31, 2001        December 31, 2000
Increase (Decrease) in Net Assets from:

Operations
Net investment income                                         $  14,074                $  15,294
Net realized (loss) on investments                                  (34)                  (4,037)
Unrealized appreciation on investments                              701                    2,943
Net increase resulting from operations                           14,741                   14,200

Distributions to Shareholders from:
Net investment income                                           (14,854)                 (14,479)

Fund Share Transactions:
Issued as reinvestment of distributions
(20,894 and 0 shares, respectively)                                 278                        0

Total Increase (Decrease) in Net Assets                             165                     (279)
---------------------------------------                       ---------                ---------
Net Assets

Beginning of period                                             141,581                  141,860
End of period *                                               $ 141,746                $ 141,581

*Including underdistributed
(overdistributed) net investment income of:                   $     134                $      (2)


STATEMENT OF CASH FLOWS


                                                              For the year ended
Amounts in thousands                                           December 31, 2001

Net increase in net assets resulting from operations                  $  14,741
----------------------------------------------------                  ---------
Adjustments to reconcile to net cash provided from operating activities:

Decrease in interest receivable                                             813
Amortization of premium and discount, net                                (1,366)
Increase in accrued expenses                                                 44
Increase in other assets                                                     47
Net (loss) on investments                                                    34
     Total adjustments                                                     (428)
Net cash provided from operating activities                              14,313

Investing activities
Purchase of long-term portfolio investments                            (175,850)
Proceeds from disposition of long-term
 portfolio investments                                                  187,216
Purchase of short-term portfolio investments, net                        (2,641)
Net cash used in investing activities                                     8,725

Financing activities*
Cash dividends paid                                                     (14,484)
Net decrease in reverse repurchase agreements                            (8,586)
Net cash provided by financing activities                               (23,070)
Net decrease in cash                                                        (32)

Cash at beginning of period                                                  32
Cash at end of period                                                 $       0
----------------------------------------------------                  ---------

* Cash paid for interest for the year ended December 31, 2001, amounted to $3,104.


14
ANNUAL REPORT
December 31, 2001 See accompanying notes

SCHEDULE OF INVESTMENTS




                                                   Principal
                                                     Amount             Value
                                                     (000s)            (000s)

COMMERCIAL MORTGAGE-BACKED SECURITIES 120.1%
-----------------------------------------------------------------------------
Multi-Class 53.9%
Aetna Commercial Trust
          7.100% due 12/26/2030                     $   700           $   718
Airplanes Pass Through Trust
        10.875% due 03/15/2019                        1,975               538
Asset Securitization Corp.
          7.384% due 08/13/2029                         750               773
Blackrock Capital Financial
          7.341% due 10/25/2026 (d)(e)                2,658             2,127
CBA Mortgage Corp.
          6.670% due 12/25/2003                         227               226
Commercial Mortgage Acceptance Corp.
          6.934% due 11/15/2009 (b)(d)                1,500             1,482
Federal Deposit Insurance Corp.
          3.670% due 11/25/2026 (b)(d)                1,260             1,260
FFCA Secured Lending Corp. (IO)
          1.000% due 09/18/2027 (c)(e)               20,554             1,835
First Chicago Lennar Trust
          8.090% due 04/29/2006 (d)(e)                5,000             5,037
First Union National Bank-Bank of America
     Commercial Mortgage Trust (IO)
          2.002% due 03/15/2011 (c)(d)(e)            30,000             3,143
Forest City Enterprises, Inc.
          8.500% due 03/15/2008                       1,000               985
General Electric Capital Mortgage Services, Inc.
          7.250% due 08/25/2029 (b)                   2,768             2,808
GMAC Commercial Mortgage Securities, Inc.
          6.500% due 03/15/2012 (b)                   2,220             2,064
          7.096% due 05/15/2030 (d)(e)                1,500             1,016
Green Tree Financial Corp.
          7.510% due 07/15/2028                       4,000             3,492
          8.000% due 07/15/2018                       3,087             2,921
J.P. Morgan Commercial Mortgage Finance Corp.
          8.537% due 11/25/2027 (d)(e)                2,284             2,163
Keystone Owner Trust
          8.500% due 01/25/2029 (e)                   4,900             3,920
LB Commercial Conduit Mortgage Trust
          6.000% due 10/15/2035 (e)                   5,000             4,083
Merrill Lynch Mortgage Investors, Inc.
          7.602% due 06/15/2021 (d)                     489               504
          7.120% due 06/18/2029                       2,000             1,937
          9.394% due 11/25/2020 (b)(d)(e)             1,996             1,997
Morgan Stanley Capital I
          6.850% due 02/15/2020 (e)                   1,000               795
          7.695% due 10/03/2030 (e)                   2,000             1,827
Mortgage Capital Funding, Inc.
          7.531% due 04/20/2007                       1,000             1,027
Nationslink Funding Corp.
          7.050% due 02/20/2008 (e)                   2,000             1,698
          7.100% due 01/20/2009 (b)                   2,000             2,006
          7.105% due 01/20/2013 (e)                   2,500             2,037
          7.586% due 01/20/2009 (b)(d)                2,500             2,635
Nomura Asset Securities Corp.
        10.436% due 09/11/2019 (d)                    3,000             3,293
Nomura Depositor Trust
          4.850% due 01/15/2003 (d)(e)                4,000             3,876
Prudential Securities Secured Financing Corp.
          7.610% due 12/26/2022                       1,000             1,027
          6.755% due 08/15/2011 (e)                   2,000             1,539
Resolution Trust Corp.
          7.000% due 05/25/2027                         736               721
          6.900% due 02/25/2027                       1,104             1,071
          8.835% due 12/25/2023                       1,098             1,098
          8.000% due 06/25/2026                       2,498             2,486
Salomon Brothers Mortgage Securities VII
          7.500% due 05/25/2026                         209               214
Structured Asset Securities Corp.
          7.750% due 02/25/2028 (b)                   3,841             3,930
                                                                      -------
                                                                       76,309
                                                                      =======
Multi-Family 35.3%
Chase Commercial Mortgage Securities Corp.
     6.900% due 11/19/2028 (e)                        5,500              4,890
     6.900% due 11/19/2006                            1,500              1,481
Donaldson, Lufkin & Jenrette, Inc.
     7.350% due 12/18/2003 (b)                        3,000              2,983
Fannie Mae
     7.875% due 11/01/2018                               86                 86
     6.930% due 09/01/2021 (b)                        7,890              7,902
     6.160% due 05/01/2008 (b)                        2,397              2,415
     7.861% due 12/25/2015 (d)(e)                     1,608              1,439
     9.375% due 04/01/2016 (b)                          985                995
   10.000% due 12/25/2015 (d)(e)                        874                612
Federal Housing Administration
     7.380% due 04/01/2041                            2,493              2,469
     8.360% due 01/01/2012                              759                761
First Boston Mortgage Securities Corp.
     7.348% due 09/25/2006 (d)                          976                994
Government National Mortgage Association
     9.500% due 09/15/2030 (b)                        4,216              4,174
     8.625% due 10/15/2034 (b)                        3,415              3,623
G-Wing Ltd.
     5.230% due 11/06/2011 (d)(e)                     5,000              4,939
ICI Funding Corp. Secured Assets Corp.
     7.750% due 03/25/2028                              990              1,004
Multi-Family Capital Access One, Inc.
     7.400% due 01/15/2024                            1,492              1,440
NationsBanc Mortgage Capital Corp.
     8.080% due 05/25/2028 (e)                        2,000              1,913
Structured Asset Securities Corp.
     7.050% due 11/25/2007                            6,000              5,963
                                                                      --------
                                                                        50,083
                                                                      --------
Hospitality 17.4%
Franchise Mortgage Acceptance Corp.
     7.981% due 11/15/2018 (e)                        2,300                  0
German American Capital Corp.
     8.535% due 10/10/2002 (e)                        2,000              2,028
Host Marriott Pool Trust
     8.310% due 08/03/2009 (b)(e)                     2,000              2,134
Hotel First
     8.520% due 08/05/2008 (b)(e)                     2,452              2,551
John Q. Hammons Hotels
     8.875% due 02/15/2004                              450                439
NACC Cooper Hotel
     7.500% due 07/15/2013 (b)(e)                     6,532              6,876
SHC Essex II LLC
     1.296% due 04/15/2011 (d)                        4,990              4,683
Starwood Commercial Mortgage Trust
     6.920% due 02/03/2009 (b)                        2,500              2,535
Times Square Hotel Trust
     8.528% due 08/01/2026 (e)                        3,979              3,462
                                                                      --------
                                                                        24,708
                                                                      --------

Healthcare 11.7%
LTC Commercial Corp.
     9.200% due 11/28/2012 (e)                        1,500              1,491
     9.300% due 06/15/2026 (b)(e)                     1,488              1,486
Red Mountain Funding Corp.
     8.922% due 01/15/2019 (d)(e)                     1,000                295
     7.471% due 01/15/2019 (e)                        1,000                352
     7.072% due 01/15/2019 (e)                        2,000              1,311
     9.150% due 11/28/2027 (e)                        3,200              1,728
SC Commercial
     7.800% due 11/28/2013 (b)(e)                     5,000              4,987
     7.050% due 11/28/2013 (b)(e)                     5,000              4,987
                                                                      --------
                                                                        16,637
Retail 1.8%
Trizec Finance Ltd.
   10.875% due 10/15/2005                             2,505              2,574
                                                                      --------
Total Commercial Mortgage-Backed Securities                            170,311
                                                                      --------
(Cost $176,203)

                                                                              15
                                                                   ANNUAL REPORT
                                        See accompanying notes December 31, 2001

                                                          Principal
                                                             Amount      Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 1.7%
-------------------------------------------------------------------------------

Industrials 1.0%
Grupo Iusacell SA de CV
   10.000% due 07/15/2004                                 $     750  $      766
U.S. Airways, Inc.
    9.330% due 01/01/2006                                       779         592
                                                                     ----------
                                                                          1,358
                                                                     ----------
Utilities 0.7%
Flag Ltd.
    8.250% due 01/30/2008                                     1,400         966
                                                                     ----------
Total Corporate Bonds & Notes                                             2,324
(Cost $2,977)                                                        ----------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 19.7%
-------------------------------------------------------------------------------

Access Financial Manufactured Housing Contract Trust
    7.650% due 05/15/2021 (b)                                 2,500       2,125
Bear Stearns Mortgage Securities, Inc.
    7.750% due 06/25/2027                                     1,518       1,551
Conseco Finance
   10.210% due 02/01/2032                                     2,500       2,583
   10.550% due 09/15/2020                                     1,000       1,044
First International Bank
    5.709% due 04/15/2026 (d)                                 2,575       1,545
First Plus Home Loan Trust
    7.690% due 09/11/2023 (e)                                 1,621       1,604
First Sierra Receivables
   11.510% due 01/18/2007 (e)                                 2,304       2,399
Green Tree Financial Corp.
    7.050% due 02/15/2027                                       922         793
IMPAC Secured Assets Owner Trust
    8.950% due 07/25/2025                                     1,000         890
Keystone Owner Trust
    8.500% due 01/25/2029 (e)                                 5,000       5,135
Life Financial Home Loan Owner Trust
    9.090% due 04/25/2024 (b)                                 3,615       3,748
Next Card Credit Card Master Trust
   10.330% due 12/15/2006 (d)(e)                              1,000       1,000
UCFC Manufactured Housing Contract
    7.900% due 01/15/2028                                     1,000         800
Wilshire Mortgage Loan Trust
    8.990% due 05/25/2028 (e)                                 2,884       2,710
                                                                     ----------
Total Asset-Backed Securities                                            27,927
(Cost $26,388)                                                       ----------

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.3%
-------------------------------------------------------------------------------

Commercial Paper 4.1%
Danske Corp.
    1.830% due 03/11/2002                                       900         897
Freddie Mac
    1.935% due 03/27/2002                                       100         100
General Electric Capital Corp.
    2.000% due 03/27/2002                                       800         796
    1.800% due 03/27/2002                                       600         597
    1.820% due 03/27/2002                                       500         498
    1.960% due 03/27/2002                                       400         398
    1.770% due 03/27/2002                                       200         199
Rabobank Nederland NV
    1.850% due 01/14/2002                                       700         700
Swedbank
    2.050% due 03/28/2002                                       500         498
UBS Finance, Inc.
    1.800% due 03/27/2002                                       700         697
    2.020% due 03/28/2002                                       300         299
                                                                     ----------
    2.070% due 03/26/2002                                       100         100
                                                                     ----------
                                                                          5,779

Repurchase Agreement 0.2%
State Street Bank
    1.550% due 01/02/2002                                       295         295
   (Dated 12/31/2001. Collateralized by
   Fannie Mae 3.500% due 10/01/2003 valued at $304.
   Repurchase proceeds are $295.)

                                                                     ----------
Total Short-Term Instruments                                              6,074
(Cost $6,074)                                                        ----------

Total Investments (a) 145.8%                                         $  206,636
(Cost $211,642)

Other Assets and Liabilities (Net) (45.8%)                              (64,890)
                                                                     ----------

Net Assets 100.0%                                                    $  141,746
                                                                     ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At December 31, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $211,764 was as follows

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost.                    $    7,389

Aggregate gross unrealized depreciation for all investments in
which there was an excess of value over tax cost.                       (12,517)
                                                                     ----------
Unrealized depreciation-net                                          $   (5,128)
                                                                     ----------

(b) Securities pledged as collateral for reverse repurchase agreements.

(c) Interest only security.

(d) Variable rate security. The rate listed is as of December 31, 2001.

(e) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.


16
ANNUAL REPORT
December 31, 2001 See accompanying notes

NOTES TO FINANCIAL STATEMENTS

1. General Information

The PIMCO Commercial Mortgage Securities Trust, Inc. (the "Fund") commenced operations on September 2, 1993. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a closed-end, non-diversified, investment management company organized as a Maryland corporation. The stock exchange symbol of the Fund is PCM. Shares are traded on the New York Stock Exchange.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Net asset value per share is determined as of 4:15 p.m., Eastern Time, no less frequently than Thursday of each week (except where such Thursday is not a business day, then the first business day immediately succeeding such Thursday). Short-term investments which mature in sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Directors, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Securities purchased on a when-issued basis are subject to market value fluctuations during this period. On the commitment date of such purchases, the Fund designates specific assets with a value at least equal to the commitment, to be utilized to settle the commitment. The proceeds to be received from delayed-delivery sales are included in the Fund's net assets on the date the commitment is executed. Accordingly, any fluctuation in the value of such assets is excluded from the Fund's net asset value while the commitment is in effect.

                                                                              17
                                                                   ANNUAL REPORT
                                                               December 31, 2001

Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. The Fund intends to distribute all its net investment income monthly. Distributions, if any, of net realized short- or long-term capital gains will be distributed no less frequently than once each year. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Reverse repurchase agreements. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund, which it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings by the Fund. To the extent the Fund collateralizes its obligations under reverse repurchase agreements, such transactions will not be deemed subject to the 300% asset coverage requirements imposed by the Act of 1940.

18
ANNUAL REPORT
December 31, 2001

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the Adviser) to the Trust, pursuant to an investment advisory contract. The Adviser receives a quarterly fee from the Fund at an annual rate of 0.725% based on average weekly net assets of the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Fund for which it receives from the Fund a quarterly administrative fee at an annual rate of 0.10% based on average weekly net assets of the Fund.

Expenses. The Fund is responsible for the following expenses: (i) salaries and other compensation of any of the Fund's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Directors who are not "interested persons" of PIMCO or the Fund, and any counsel retained exclusively for their benefit and (vi) extraordinary

                                                                              19
                                                                   ANNUAL REPORT
                                                               December 31, 2001
expenses, including costs of litigation and indemnification expenses. The ratio of expenses to average net assets, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Director receives an annual retainer of $6,000, plus $1,000 for each Board of Directors meeting attended, plus reimbursement of related expenses.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2001, were as follows (amounts in thousands):

      U.S. Government/Agency              All Other
-----------------------------------------------------------
  Purchases      Sales          Purchases           Sales
-----------------------------------------------------------
  $ 46,275     $ 85,148         $ 79,433          $ 86,310

5. Borrowings under Reverse Repurchase Agreements

The average amount of borrowings outstanding during the period ended December 31, 2001 was $69,584,503 at a weighted average interest rate of 4.46%. On December 31, 2001, securities valued at $71,695,799 were pledged as collateral for reverse repurchase agreements.

The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund's ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

20
ANNUAL REPORT
December 31, 2001

6. Federal Income Tax Matters

As of December 31, 2001, the components of distributable taxable earnings were as follows (amounts in thousands):

Undistributed ordinary income                                    $     255
Undistributed long-term capital gains                                    0
Accumulated capital losses                                          (5,942)/(1)/
Net unrealized tax appreciation/(depreciation) on investments       (5,128)/(2)/
Net tax appreciation on derivatives and foreign-currency
denominated assets and liabilities                                       0
                                                                 ----------
                                                                 $ (10,815)
                                                                 ==========

/(1)/ Accumulated capital losses represents capital loss carryovers expiring in tax years ending 12/31/2003, 12/31/2004, 12/31/2007, 12/31/2008, and 12/31/2009.

/(2)/ Primary difference between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to interest only securities adjustments for federal income tax purposes.

For the fiscal year ended December 31, 2001, the Fund made the following tax basis distributions:

Ordinary income (including short-term capital gains)             $  14,854
Long-term capital gain                                                   0
                                                                 ----------
                                                                 $  14,854
                                                                 ==========

The Fund did not distribute capital gains during the fiscal year due to accumulated capital losses. The Fund will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

                                                                              21
                                                                   ANNUAL REPORT
                                                               December 31, 2001

DIVIDEND REINVESTMENT PLAN

What is the Dividend Reinvestment Plan for PIMCO Commercial Mortgage Securities Trust, Inc.?

The Dividend Reinvestment Plan offers shareholders in the Fund an efficient and simple way to reinvest dividends and capital gains distributions, if any, in shares of the Fund. Each month the Fund will distribute to shareholders substantially all of its net investment income. The Fund expects to distribute at least annually any net realized long-term or short-term capital gains. State Street Bank & Trust Co. acts as Plan Agent for shareholders in administering the Plan.

Who can participate in the Plan?

All shareholders in the Fund may participate in the Plan by following the instructions for enrollment provided later in this section.

What does the Plan offer?

The Plan offers shareholders a simple and convenient means to reinvest dividends and capital gains distributions in additional shares of the Fund.

How is the reinvestment of income dividends and capital gains distributions accomplished?

If you are a participant in the Plan, your dividends and capital gains distributions will be reinvested automatically for you, increasing your holding in the Fund. If the Fund declares a dividend or capital gains distribution payable either in cash or in shares of the Fund, you will automatically receive shares of the Fund. If the market price of shares is equal to or exceeds the net asset value per share on the Valuation Date (as defined below), Plan participants will be issued shares valued at the net asset value most recently determined or, if net asset value is less than 95% of the then current market price, then at 95% of the market price.

If the market price is less than the net asset value on the Valuation Date, the Plan Agent will buy shares in the open market, on the New York Stock Exchange ("NYSE") or elsewhere, for the participants' accounts. If, following the commencement of the purchase and before the Plan Agent has completed its purchases, the market price exceeds the net asset value, the average per share purchase price paid by the Plan Agent may exceed the net asset value, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value before the Plan Agent has completed its purchases, the Plan Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of net asset value or 95% of the then current market price. In a case where the Plan Agent has terminated open market purchases and the Fund has issued the remaining shares, the

22
ANNUAL REPORT
December 31, 2001
number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. The Plan Agent will apply all cash received to purchase shares as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a NYSE trading day, the immediately preceding trading day. All reinvestments are in full and fractional shares, carried to three decimal places.

Is there a cost to participate?

There is no direct charge to participants for reinvesting dividends and capital gains distributions, since the Plan Agent's fees are paid by the Fund. There are no brokerage charges for shares issued directly by the Fund. Whenever shares are purchased on the NYSE or elsewhere in connection with the reinvestment of dividends or capital gains distributions, each participant will pay a pro rata portion of brokerage commissions. Brokerage charges for purchasing shares through the Plan are expected to be less than the usual brokerage charges for individual transactions, because the Plan Agent will purchase shares for all participants in blocks, resulting in lower commissions for each individual participant.

What are the tax implications for participants?

You will receive tax information annually for your personal records to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not affect the tax characterization of the dividends and capital gains. Other questions should be directed to your tax adviser.

How do participating shareholders benefit?

You will build holdings in the Fund easily and automatically at reduced costs.

You will receive a detailed account statement from the Plan Agent, showing total dividends and distributions, dates of investments, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. The proxy you receive in connection with the Fund's shareholder meetings will include shares purchased for you by the Plan Agent according to the Plan.

As long as you participate in the Plan, shares acquired through the Plan will be held for you in safekeeping in non-certificated form by State Street Bank & Trust Co., the Plan Agent. This convenience provides added protection against loss, theft or inadvertent destruction of certificates.

                                                                              23
                                                                   ANNUAL REPORT
                                                               December 31, 2001

Whom should I contact for additional information?

If you hold shares in your own name, please address all notices, correspondence, questions or other communications regarding the Plan to:

   PIMCO Commercial Mortgage Securities Trust, Inc.
   c/o State Street Bank & Trust Co.
   150 Royalle Street
   Canton, MA 02021
   Telephone: 800-213-3606


If your shares are not held in your name, you should contact your brokerage firm, bank or other nominee for more information.

How do I enroll in the Plan?

If you hold shares of the Fund in your own name, you are already enrolled in this Plan. Your reinvestments will begin with the first dividend after you purchase your shares. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If your nominee is unable to participate in the Plan on your behalf, you may want to request that your shares be registered in your name so that you can participate in the Plan.

Once enrolled in the Plan, may I withdraw from it?

You may withdraw from the Plan without penalty at any time by providing written notice to State Street Bank & Trust Co Elections to withdraw from the Plan will be effective for distributions with a Record Date of at least ten days after such elections are received by the Plan Agent.

If you withdraw, you will receive, without charge, a share certificate issued in your name for all full shares accumulated in your account from dividend and capital gains distributions, plus a check for any fractional shares based on market price.

Experience under the Plan may indicate that changes are desirable. Accordingly, either the Fund or the Plan Agent may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date of any dividend or capital gains distribution by the Fund.

24
ANNUAL REPORT
December 31, 2001

REPORT OF INDEPENDENT AUDITORS

To the Directors and Shareholders of PIMCO Commercial Mortgage Securities Trust, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, of changes in net assets and of cash flows, and the financial highlights presents fairly, in all material respects, the financial position of PIMCO Commercial Mortgage Securities Trust, Inc. (hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and cash flows, and the financial highlights, in conformity with accounting principles generally accepted in the United States of America.
The statement of changes in net assets for the year ended December 31, 2000, and the financial highlights for the years ended December 31, 2000, 1999, 1998, and 1997, were audited by other independent accountants whose report dated February 12, 2001, expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 20, 2002

                                                                              25
                                                                   ANNUAL REPORT
                                                               December 31, 2001

MANAGEMENT OF THE FUND INFORMATION

The chart below identifies the Directors and Officers of the Fund. Each "interested" Director as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

Directors of the Fund


                                                                                          Number of
                                                                                          Portfolios in
Name, Address,           Term of Office                                                   Fund Complex
Age and Position         and Length of                                                    Overseen by   Other Directorships Held
Held with Fund           Time Served/1/ Principal Occupation(s) During Past 5 Years       Director      by Director
--------------------------------------------------------------------------------------------------------------------------------
Interested Directors

Brent R. Harris* (42)    12/1997 to     Managing Director, PIMCO; Board of Governors      51            None
Chairman of the          Present        and Executive Committee, Investment
Board and                               Company Institute; Chairman and Director,
Director                                PIMCO Funds: Pacific Investment Management
                                        Series; and Chairman and Director, PIMCO
                                        Variable Insurance Trust.

R. Wesley Burns* (42)    12/1997 to     Managing Director, PIMCO; Trustee and             51            None
President and            Present        President, PIMCO Funds: Pacific
Director                                Investment Management Series; and
                                        Director and President, PIMCO Variable
                                        Insurance Trust.  Formerly Executive Vice
                                        President, PIMCO; Executive Vice
                                        President, PIMCO Funds: Multi-Manager Series.

Non-Interested Directors

Guilford C. Babcock (70) 12/1997 to     Private Investor; Professor of Finance Emeritus,  51            Director, Growth Fund of
San Marino, CA 91108     Present        University of Southern California.                              America and Fundamental
Director                                                                                                Investors Fund of the
                                                                                                        Capital Group; and
                                                                                                        Director, Good Hope
                                                                                                        Medical Foundation.

E. Philip Cannon (61)    03/2000 to     Proprietor, Cannon & Company, an affiliate of     74            None
Houston, TX 77019        Present        Inverness Management LLC, a private equity
Director                                investment firm. Formerly, Headmaster, St.
                                        John's School, Houston, Texas. Formerly Trust
                                        of PIMCO Advisors Funds ("PAF") and Cash
                                        Accumulation Trust ("CAT").

Vern O. Curtis (67)      12/1997 to     Private Investor. Formerly, charitable work,      51            Director, Public Storage
Portland, OR 97229       Present        The Church of Jesus Christ of Latter Day Saints.                Business Parks, Inc., (Real
Director                                                                                                Estate Investment Trust);
                                                                                                        Director, Fresh Choice, Inc.
                                                                                                        (restaurant company).

J. Michael Hagan (62)    03/2000 to     Private Investor and Business Consultant.         51            Director, Freedom
San Clemente, CA 92673   Present        Member of the Board of Regents, Santa Clara                     Communications; Director,
Director                                University, and Member of the Board,                            Saint Gobain Corporation;
                                        Taller San Jose. Formerly, Chairman and CEO,                    Director, Ameron
                                        Furon Company.                                                  International; Director,
                                                                                                        Remedy Temp; and Trustee,
                                                                                                        South Coast Repertory.

Thomas P. Kemp (71)      12/1997 to     Private Investor; Chairman, One Touch             51            None
Laguna Beach, CA 92651   Present        Technologies LLC (electronic systems for long-
Director                                term care facilities). Formerly, Co-Chairman,
                                        U.S. Committee to Assist Russian Reform;
                                        and Chairman, Coca Cola Bottling Company
                                        of Los Angeles.

William J. Popejoy (63)   12/1997 to    President, Pacific Capital Investors.Formerly,    51            Director, PacPro
Newport Beach, CA 92660  Present        Director, California State Lottery; and Chief                   (vinyl assembly products;
Director                                Executive Officer, Orange County, CA.                           formerly Western Printing).

/1/ Directors serve until their successors are duly elected and qualified.

*Each of Mr. Harris and Mr. Burns is an "interested person" of the Fund (as that term is defined in the 1940 Act) because of his affiliations with PIMCO.

26
ANNUAL REPORT
December 31, 2001

Officers of the Fund


                                     Term of Office
Name, Age and                        and Length of
Position Held with Fund              Time Served         Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
William H. Gross (56)                12/1997 to          Managing Director, PIMCO; and Senior Vice President, PIMCO Funds:
Senior Vice President                Present             Pacific Investment Management Series.

James F. Muzzy (61)                  12/1997 to          Managing Director, PIMCO; and Vice President, PIMCO Funds: Pacific
Senior Vice President                Present             Investment Management Series.

Jeffrey M. Sargent (38)              12/1997 to          Senior Vice President and Manager of Investment Operations Shareholder
Senior Vice President                Present             Services, PIMCO; Senior Vice President, PIMCO Variable Insurance Trust
                                                         and PIMCO Funds: Pacific Investment Management Series; and Vice
                                                         President, PIMCO Funds: Pacific Investment Management Series.
                                                         Formerly, Vice President, PIMCO.

William S. Thompson, Jr. (55)        12/1997 to          Chief Executive Officer and Managing Director, PIMCO; and Vice President,
Senior Vice President                Present             PIMCO Funds: Pacific Investment Management Series and PIMCO Variable
                                                         Insurance Trust.

Gregory A. Bishop (41)               12/1997 to          Senior Vice President, PIMCO. Formerly, investment consultant,
Vice President                       Present             William M. Mercer.

Steven P. Kirkbaumer (45)            10/1998 to          Vice President, PIMCO. Formerly, associated with Chancellor
Vice President                       Present             Capital Management.

Henrik P. Larsen (31)                02/1999 to          Vice President and Manager, Fund Administration, PIMCO; and Vice
Vice President                       Present             President, PIMCO Variable Insurance Trust. Formerly, Supervisor, PIMCO.

John P. Hardaway (43)                12/1997 to          Senior Vice President and Manager of Investment Operations Accounting,
Treasurer                            Present             PIMCO; Treasurer, PIMCO Variable Insurance Trust, PIMCO Funds: Pacific
                                                         Investment Management Series, and PIMCO Funds: Multi-Manager Series.
                                                         Formerly, Vice President, PIMCO.

Garlin G. Flynn (54)                 12/1997 to          Specialist, PIMCO; Secretary, PIMCO Variable Insurance Trust; PIMCO Funds:
Secretary                            Present             Pacific Investment Management Series; and Assistant Secretary, PIMCO
                                                         Funds: Multi-Manager Series. Formerly, Senior Portfolio Administrator,
                                                         PIMCO; and Senior Mutual Fund Analyst, PIMCO Advisors Institutional.

Erik C. Brown (34)                   02/2001 to          Vice President of Tax and Financial Reporting; and Assistant Treasurer,
Assistant Treasurer                  Present             PIMCO Variable Insurance Trust, PIMCO Funds: Pacific Investment Management
                                                         Series, and PIMCO Funds: Multi-Manager Series. Formerly, tax consultant for Deloitte & Touche and PricewaterhouseCoopers.

Michael J. Willemsen (41)            12/1997 to          Vice President, PIMCO; and Assistant Secretary, PIMCO Variable Insurance
Assistant Secretary                  Present             Trust and PIMCO Funds: Pacific Investment Management Series. Formerly,
                                                         Project Lead, PIMCO.


                                                                              27
                                                                   ANNUAL REPORT
                                                               December 31, 2001

OTHER INFORMATION

Investment Manager and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          State Street Bank & Trust Co.
          150 Royalle Street
          Canton, Massachusetts 02021

Custodian
          State Street Bank & Trust Co.
          801 Pennsylvania
          Kansas City, Missouri 64105

Legal Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Auditors
          PricewaterhouseCoopers LLP
          1055 Broadway
          Kansas City, Missouri 64105

      PIMCO
 COMMERCIAL
   MORTGAGE
 SECURITIES
TRUST, INC.

This report, including the financial statements herein, is provided to the shareholders of PIMCO Commercial Mortgage Securities Trust, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.